Financial instruments - classification - Financial assets forming a component of ESG-linked loans (Details) - GBP (£) £ in Billions	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial instruments - classification
Target level for providing climate and sustainable funding and financing	£ 100.0
Target level for providing climate and sustainable funding and financing at the end of the period	200.0
Lending subject to performance triggers
Financial instruments - classification
Carrying value, Financial assets	29.9	£ 27.1
Sustainability-linked loans
Financial instruments - classification
Carrying value, Financial assets	£ 8.0	£ 6.9
Positive impact on product margin	0.029%	0.031%
Negative impact on product margin	0.037%	0.04%
Other products
Financial instruments - classification
Carrying value, Financial assets	£ 21.9	£ 20.2